Significant Agreements and Contracts - License Agreement with Mabtech Limited (Details) - Mabtech Limited $ in Millions	1 Months Ended
	Dec. 31, 2017 USD ($)	Jun. 30, 2016 USD ($)	Feb. 29, 2016 USD ($)	Aug. 31, 2015 USD ($) antibody
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Number of monoclonal antibodies | antibody				4
Additional payment for licensing agreement			$ 10.0
Aggregate purchase price of common stock warrants		$ 10.0
License fees payable	$ 125.0
Acquired in progress research and development expense
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Initial payment for licensing agreement				$ 10.0
Additional payment for licensing agreement	$ 25.0	$ 30.0